SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Interest Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 53,157	$ 56,900
Held-to-maturity Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	200	400
Available-for-sale Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest Receivable	$ 14,100	$ 15,300